Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021			$ 23,385,695	$ (6,009,314)	$ 253,736	$ (4,290)	$ 17,625,827
Balance, shares at Dec. 31, 2021	[1]	941,965
Ordinary Shares issued for the acquisitions			15,132,000				15,132,000
Ordinary Shares issued for the acquisitions, shares	[1]	799,330
Capital Contributions			53,839				53,839
Net Loss				(11,072,016)		(147,835)	(11,219,851)
Foreign Currency Translation Adjustment					(1,535,600)		(1,535,600)
Net Income Loss							(11,072,016)
Shares based compensation granted to employees
Balance at Dec. 31, 2022			38,571,534	(17,081,330)	(1,281,864)	(152,125)	20,056,215
Balance, shares at Dec. 31, 2022	[1]	1,741,295
Ordinary Shares issued for the acquisitions			5,772,425				5,772,425
Ordinary Shares issued for the acquisitions, shares	[1]	47,033
Capital Contributions			171,874				171,874
Net Loss				(16,066,384)		(246,321)	(16,312,705)
Foreign Currency Translation Adjustment					(671,902)		(671,902)
Issuance of ordinary shares on conversion of convertible notes
Issuance of ordinary shares on conversion of convertible notes, shares	[1]	1,134,997
Net Income Loss							(16,066,384)
Shares based compensation granted to employees
Balance at Dec. 31, 2023			44,515,833	(33,147,714)	(1,953,766)	(398,446)	9,015,907
Balance, shares at Dec. 31, 2023	[1]	2,923,325
Net Loss							5,114,684
Foreign Currency Translation Adjustment					(3,344,739)		(3,344,739)
Capital Contributions			47,748,628				47,748,628
Capital Contributions, shares	[1]	60,000,000
Net Income Loss				5,114,684			5,114,684
Shares based compensation granted to employees			442,883				442,883
Shares based compensation granted to employees, shares	[1]	438,498
Balance at Dec. 31, 2024			$ 92,707,344	$ (28,033,030)	$ (5,298,505)	$ (398,446)	$ 58,977,363
Balance, shares at Dec. 31, 2024	[1]	63,361,823

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)